CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Oct. 25, 2011 USD ($)
Statement of Financial Position [Abstract]
Redeemable ordinary shares, par value	$ 0.0001			$ 0.0001
Redeemable ordinary shares, shares issued	20,070,375	20,070,375	20,070,375
Redeemable ordinary shares, shares outstanding	20,070,375	20,070,375	20,070,375
Ordinary shares, par value	$ 0.0001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	457,980,262	457,980,262	431,525,432
Ordinary shares, shares outstanding	457,980,262	457,980,262	431,525,432